Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

(in thousands)	September 30, 2021	December 31, 2020
Payroll and payroll-related	$7,246	$7,792
Accrued interest	233	5,365
Contingent consideration, current	6,905	1,500
Sales taxes	1,146	649
Deferred rent	112	583
Other	3,654	1,432

Accrued expenses and other current liabilities	$19,296	$17,321

Accrued expenses and other current liabilities consisted of the following (in thousands):

	Successor Company
	December 31, 2020	December 31, 2019
Payroll and payroll-related	$7,792	$3,879
Accrued interest	5,365	4,215
Contingent consideration, current	1,500	—
Sales taxes	649	1,916
Deferred rent	583	17
Other	1,432	321

Accrued expenses and other current liabilities	$17,321	$10,348